CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Loss		$ (6,597)	$ (8,276)	$ (5,473)
Adjustments to reconcile net loss to net cash provided by in operating activities:
Share-based compensation expenses		1,120	808	670
Depreciation and amortization		2,103	1,876	1,041
Accrued severance pay, net		(21)	63	(38)
Decrease in long term assets		69	61	131
Decrease in deferred tax assets, net			820	56
Decrease (increase) in trade receivables, net		2,456	2,015	(4,427)
Increase in interest pay		17
Increase (decrease) long term liabilities		(301)	(40)	155
Decrease (increase) in other accounts receivable and prepaid expenses		51	(184)	201
Increase (decrease) in trade payables		(96)	41	855
Increase in deferred revenues		104	655	134
Increase (decrease) in accrued expenses and other accounts payable		(866)	1,121	1,810
Net cash provided by (used in) operating activities		(1,961)	(1,040)	(4,885)
Cash flows from investing activities:
Decrease in restricted deposits		145	48	180
Increase in long term deposits		(2)	(23)	(74)
Purchase of property and equipment		(225)	(905)	(171)
Business acquired			(216)	(7,806)
Net cash used in investing activities		(82)	(1,096)	(7,871)
Cash flows from financing activities:
Proceeds from exercise of Warrants and stock options		18	190	378
Proceeds from Issuance of Ordinary shares, net of issuance expenses				13,696
Change in other long term convertible note		4,422
Increase in short term bank borrowings		2,923	77
Net cash provided by financing activities		7,363	267	14,074
Effect of exchange rate on cash and cash equivalent balances		(88)	(113)	(135)
Increase (decrease) in cash and cash equivalents		5,232	(1,982)	1,183
Cash and cash equivalents at the beginning of the year		2,404	4,386	3,203
Cash and cash equivalents at the end of the year		7,636	2,404	4,386
Cash paid during the year for:
Taxes		72	14	67
Interest		143	107	35
Supplemental disclosure of Non- cash flow information:
Account payables with respect to business acquisition	[1]			(216)
Payment in shares for business acquisition	[1]			$ (9,766)

[1]	See Note 1d